UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE EQUITY TRUST

LEGG MASON GLOBAL CURRENTS

VARIABLE INTERNATIONAL ALL CAP OPPORTUNITY PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2011

LEGG MASON GLOBAL CURRENTS VARIABLE INTERNATIONAL ALL CAP OPPORTUNITY PORTFOLIO

Schedule of Investments (unaudited)	September 30, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.1%
CONSUMER DISCRETIONARY - 16.8%
Auto Components - 2.4%
Bridgestone Corp.	4,313	$97,795	(a)

Automobiles - 1.2%
DaimlerChrysler AG, Registered Shares	1,105	48,945	(a)

Hotels, Restaurants & Leisure - 3.3%
Carnival PLC	2,530	78,288	(a)
Greene King PLC	8,738	59,032	(a)

Total Hotels, Restaurants & Leisure		137,320

Media - 5.5%
Grupo Televisa SA, ADR	4,303	79,132
Publicis Groupe SA	1,771	74,146	(a)
Reed Elsevier NV	6,886	75,300	(a)

Total Media		228,578

Multiline Retail - 1.3%
Myer Holdings Ltd.	28,819	56,108	(a)

Specialty Retail - 3.1%
SHIMAMURA Co., Ltd.	571	59,844	(a)
Statoil Fuel & Retail ASA	9,640	71,240	*(a)

Total Specialty Retail		131,084

TOTAL CONSUMER DISCRETIONARY		699,830

CONSUMER STAPLES - 10.5%
Beverages - 1.6%
Anheuser-Busch InBev NV	1,997	5	*(a)
C&C Group PLC	18,035	67,999	(a)

Total Beverages		68,004

Food Products - 6.4%
Aryzta AG	1,550	67,138	(a)
Unilever NV, CVA	4,087	129,452	(a)
Viterra Inc.	6,896	67,848

Total Food Products		264,438

Tobacco - 2.5%
KT&G Corp.	1,667	103,979	(a)

TOTAL CONSUMER STAPLES		436,421

ENERGY - 7.7%
Oil, Gas & Consumable Fuels - 7.7%
BG Group PLC	4,642	88,394	(a)
Canadian Natural Resources Ltd.	2,322	68,182
Gazprom OAO, ADR	4,376	41,859	(a)
Royal Dutch Shell PLC, Class A Shares	3,865	120,003

TOTAL ENERGY		318,438

FINANCIALS - 13.7%
Capital Markets - 2.5%
Credit Suisse Group AG, Registered Shares	1,647	42,739	*(a)
F&C Asset Management PLC	59,458	60,322	(a)
UBS AG, Registered Shares	3	34	*(a)

Total Capital Markets		103,095

Commercial Banks - 5.3%
Banco Santander SA	5,014	40,990	(a)
Barclays PLC	10,359	25,429	(a)
DBS Group Holdings Ltd.	5,799	51,987	(a)
Sumitomo Mitsui Financial Group Inc.	3,700	104,422	(a)

Total Commercial Banks		222,828

Insurance - 3.7%
AXA	5,531	71,815	(a)
MS&AD Insurance Group Holdings Inc.	3,735	80,951	(a)

Total Insurance		152,766

Real Estate Management & Development - 2.2%
Cheung Kong Holdings Ltd.	5,000	53,526	(a)

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS VARIABLE INTERNATIONAL ALL CAP OPPORTUNITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
Real Estate Management & Development - continued
GAGFAH SA	6,241	$37,946	(a)

Total Real Estate Management & Development		91,472

TOTAL FINANCIALS		570,161

HEALTH CARE - 13.6%
Health Care Providers & Services - 4.1%
Primary Health Care Ltd.	26,890	76,246	(a)
Rhoen-Klinikum AG	4,613	93,391	(a)

Total Health Care Providers & Services		169,637

Pharmaceuticals - 9.5%
Astellas Pharma Inc.	1,603	60,474	(a)
Bayer AG, Registered Shares	1,212	66,607	(a)
Meda AB, Class A Shares	6,155	56,085	(a)
Novartis AG, Registered Shares	870	48,554	(a)
Sanofi-Aventis	1,410	92,579	(a)
Teva Pharmaceutical Industries Ltd., ADR	1,923	71,574

Total Pharmaceuticals		395,873

TOTAL HEALTH CARE		565,510

INDUSTRIALS - 12.2%
Aerospace & Defense - 1.0%
Thales SA	1,323	41,343	(a)

Airlines - 1.3%
easyJet PLC	10,174	54,304	*(a)

Commercial Services & Supplies - 5.8%
Loomis AB, Class B Shares	6,721	78,644	(a)
Newalta Corp.	5,222	57,757
Shanks Group PLC	40,479	69,561	(a)
Séché Environnement	738	36,487	(a)

Total Commercial Services & Supplies		242,449

Industrial Conglomerates - 1.4%
Siemens AG, Registered Shares	645	58,271	(a)

Professional Services - 1.6%
Teleperformance	3,121	66,431	(a)

Trading Companies & Distributors - 1.1%
Mitsubishi Corp.	2,140	43,580	(a)

TOTAL INDUSTRIALS		506,378

INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 1.8%
Telefonaktiebolaget LM Ericsson, Class B Shares	7,690	73,683	(a)

Electronic Equipment, Instruments & Components - 1.4%
Ingenico SA	1,563	58,711	(a)

Internet Software & Services - 0.2%
RADVision Ltd.	1,446	8,271	*

IT Services - 5.6%
Accenture PLC, Class A Shares	990	52,153
Cielo SA	2,052	45,727
Indra Sistemas SA	3,337	48,040	(a)
ITOCHU Techno-Solutions Corp.	2,000	89,996	(a)

Total IT Services		235,916

TOTAL INFORMATION TECHNOLOGY		376,581

MATERIALS - 5.7%
Chemicals - 2.6%
Akzo Nobel NV	1,095	48,408	(a)
BASF SE	534	32,400	(a)
Symrise AG	1,198	27,836	(a)

Total Chemicals		108,644

Containers & Packaging - 1.2%
Rexam PLC	10,613	50,896	(a)

Metals & Mining - 1.9%
Barrick Gold Corp.	1,670	77,906

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS VARIABLE INTERNATIONAL ALL CAP OPPORTUNITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
Metals & Mining - continued
TOTAL MATERIALS		237,446

TELECOMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 2.9%
BCE Inc.	3,256	$122,081

Wireless Telecommunication Services - 4.0%
China Mobile Ltd., ADR	2,410	117,391
Vodafone Group PLC	18,930	48,884	(a)

Total Wireless Telecommunication Services		166,275

TOTAL TELECOMMUNICATION SERVICES		288,356

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,710,026)		3,999,121

RATE		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 3.5%
Repurchase Agreements - 3.5%
Interest in $200,000,000 joint tri-party repurchase agreement dated 9/30/11 with RBS Securities Inc.; Proceeds at maturity - $147,001; (Fully collateralized by U.S. government obligations, 6.000% due 2/15/26; Market value - $149,945) (Cost - $147,000)	0.070%	10/3/11	$147,000	147,000

TOTAL INVESTMENTS - 99.6% (Cost - $4,857,026#)				4,146,121
Other Assets in Excess of Liabilities - 0.4%				15,419

TOTAL NET ASSETS - 100.0%				$4,161,540

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)

Summary of Investments by Country †

Japan	13.0%
United Kingdom	12.9
France	10.7
Canada	9.5
Netherlands	9.0
Germany	7.9
Sweden	5.0
Hong Kong	4.1
Switzerland	3.8
Australia	3.2
Ireland	2.9
South Korea	2.5
Spain	2.2
Israel	1.9
Mexico	1.9
Norway	1.7
Singapore	1.3
Brazil	1.1
Russia	1.0
Luxembourg	0.9

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS VARIABLE INTERNATIONAL ALL CAP OPPORTUNITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

Belgium	0.0	‡
Short-Term Investments	3.5

	100.0%

†	As a percentage of total investments. Please note that Portfolio holdings are as of September 30, 2011 and are subject to change.

‡	Represents less than 0.1%.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Global Currents Variable International All Cap Opportunity Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Long-term investments†:
Common stocks:

Notes to Schedule of Investments (unaudited) (continued)

Consumer discretionary	$79,132	$620,698	—	$699,830
Consumer staples	67,848	368,573	—	436,421
Energy	188,185	130,253	—	318,438
Financials	—	570,161	—	570,161
Health care	71,574	493,936	—	565,510
Industrials	57,757	448,621	—	506,378
Information technology	106,151	270,430	—	376,581
Materials	77,906	159,540	—	237,446
Telecommunication services	239,472	48,884	—	288,356

Total long-term investments	$888,025	$3,111,096	—	$3,999,121

Short-term investments†	—	147,000	—	147,000

Total investments	$888,025	$3,258,096	—	$4,146,121

†	See Schedule of Investments for additional detailed categorizations.

For the period ended September 30, 2011, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities transferred in and out of Level 1 and Level 2 measurements during the period.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign Investment Risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$197,798
Gross unrealized depreciation	(908,703)

Net unrealized depreciation	$(710,905)

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2011, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 23, 2011

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	November 23, 2011